Other Current Assets and Other Current Financial Assets (Tables)	12 Months Ended
Dec. 31, 2023
Current assets [abstract]
Summary of Other Current Assets

	December 31, 2023		December 31, 2022
Prepaid expenses	Ps.	3,331	Ps.	3,953
Agreements with customers, net of accumulated amortization		126		208
Licenses		233		247
Other		127		70
	Ps.	3,817	Ps.	4,478

Summary of Prepaid Expenses
As of December 31, 2023 and 2022, the Company’s prepaid expenses are as follows:

	December 31, 2023		December 31, 2022
Advances for inventories	Ps.	1,826	Ps.	1,964
Advertising and promotional expenses paid in advance		96		119
Advances to service suppliers		4		44
Prepaid leases		63		64
Prepaid insurance		674		332
Others		668		1,430
	Ps.	3,331	Ps.	3,953

Summary of Other Current Financial Assets
9.2 Other current financial assets

	2023		2022
Restricted cash	Ps.	304	Ps.	1,103
Derivative financial instruments (see Note 21)		431		10,061
Notes receivable (1)		16,125		205
	Ps.	16,860	Ps.	11,369
(1) In 2023, the Company sold its investment in Jetro Restaurant Depot. As part of the purchase sale agreement, a note receivable was agreed for U.S.$933 (Ps. 15,954), see Note 14.2.

Summary of Carrying of Restricted Cash Pledged
The Company has pledged part of its cash to fulfill the collateral requirements for the accounts payable in different currencies. As of December 31, 2023 and 2022, the restricted cash pledged was held in:

	2023		2022
U.S. Dollars	Ps.	304	Ps.	1,095
Chilean pesos		—		8
	Ps.	304	Ps.	1,103